Material Accounting Estimates And Assumptions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
Disclosure in tabular form the impact of changes of estimation on measuring expected credit loss
The impact of changes of estimation on measuring expected credit loss during the current period is as follows (Unit: Korean Won in millions)
<Woori Bank>

		Impact of changes in estimates(*)
Expected credit loss allowances	Loans and other financial assets at amortized cost	323,597
	Guarantees and unused commitments	34,473
	Financial assets at FVTOCI	1,489
	Securities at amortized cost	592

Total		360,151

(*)	The effects of changes in probability of default and loss given default are 212,428 million Won and 147,723 million Won, respectively.
< Woori Financial Capital Co., Ltd >

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	(19,885)
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		(19,885)

<Woori Investment Bank Co., Ltd.>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	(16,467)
	Guarantees and unused commitments	153
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		(16,314)

<Woori Savings Bank>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	8,338
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		8,338

<Woori Asset Trust>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	936
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		936

Disclosure in tabular form of total loans with extension of maturities and additional expected credit loss allowances
Total loans with extension of maturities and additional expected credit loss allowances as of December 31, 2023, are as follows. (Unit: Korean Won in millions):

			December 31, 2023
Total loans that are subject to extension of maturity	Loans	Corporate	5,227,017
		Retail	2,124,207
	Off-balance accounts		31,976
		Total	7,383,200
Expected credit loss allowance that are additionally recognized	Loan	Corporate	58,545
		Retail	35,515
	Off-balance accounts		115
		Total	94,175

Disclosure in tabular form of loan that are subject to payment holiday and reclassification from twelve month expected credit losses to life time expected credit losses
Woori Bank’s total loans (loan receivables, payment guarantees) that are subject to payment holiday and that changed its stage from
12-month
to lifetime expected credit losses (Stage 2) due to the increase in credit risk considering payment holiday, and additionally recognized expected credit loss allowances are as follows. (Unit: Korean Won in millions):

			December 31, 2022	December 31, 2023
Total loans that are subject to loan payment holiday	Loans	Corporate	1,958,133	1,453,314
		Retail	216,487	130,090
	Off-balance accounts		2,391	22,038
		Total	2,177,011	1,605,442
Total loans that changed its stage from 12-month to lifetime (Stage 2) expected credit losses	Loans	Corporate	1,774,717	1,367,603
		Retail	169,851	101,422
	Off-balance accounts		2,391	6,642
		Total	1,946,959	1,475,667
The expected credit loss allowances that are additionally recognized	Loans	Corporate	312,054	210,386
		Retail	12,643	9,318
	Off-balance accounts		317	1,734
		Total	325,014	221,438